UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to
☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to
☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to
☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

TPI Depositor I LLC1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001930131

Central Index Key Number of underwriter (if applicable): N/A

Samuel Alcoff, (212) 754-1700

Name and telephone number, including area code, of the person to contact in connection with this filing

1	TPI Depositor I LLC is filing this Form ABS-15G on its own behalf and on behalf of its affiliate Ascent Education Funding Trust 2022-A.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated May 24, 2022, of KPMG US LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by KPMG US LLP pertaining to the issuer’s Private Education Loan-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TPI Depositor I LLC

By:	/s/Samuel Alcoff
Name: Samuel Alcoff
Title: Authorized Signatory

Date: June 8, 2022

EXHIBIT INDEX

Exhibit 99.1:	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated May 24, 2022 of KPMG US LLP.